UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5341

Strong Discovery Fund, Inc., on behalf of Strong Discovery Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG DISCOVERY FUND


Shares            Security Name                                                                                        Value
Common Stocks - 98.03%

Amusement & Recreation Services - 1.27%
          34,900  Harrah's Entertainment Incorporated                                                          $         2,253,842
                                                                                                              --------------------

Apparel & Accessory Stores - 1.60%
          49,700  Abercrombie & Fitch Company Class A                                                                    2,844,828
                                                                                                              --------------------

Business Services - 15.50%
         192,100  Check Point Software Technologies Limited+                                                             4,176,254
         131,800  Cogent Incorporated+                                                                                   3,318,724
          29,200  Cognizant Technology Solutions Corporation+                                                            1,349,040
          63,800  Cognos Incorporated+                                                                                   2,675,772
             748  Computer Associates International Incorporated                                                            20,271
          25,900  F5 Networks Incorporated+                                                                              1,307,691
          32,000  Getty Images Incorporated+                                                                             2,275,520
          64,799  Macromedia Incorporated+                                                                               2,170,767
          94,400  Monster Worldwide Incorporated+                                                                        2,647,920
         807,848  OpenTV Corporation Class A+                                                                            2,294,288
         343,176  TIBCO Software Incorporated+                                                                           2,556,661
          33,034  Valueclick Incorporated+                                                                                 350,491
          83,300  Verisign Incorporated+                                                                                 2,390,710

                                                                                                                        27,534,109
                                                                                                              --------------------

Chemicals & Allied Products - 5.61%
          75,200  Bone Care International Incorporated+                                                                  1,950,688
         136,623  Digene Corporation+                                                                                    2,834,927
          38,500  Genzyme Corporation+                                                                                   2,203,740
          99,190  Inspire Pharmaceuticals Incorporated+                                                                    809,390
         111,500  InterMune Incorporated+                                                                                1,226,500
          83,650  Northfield Laboratories Incorporated+                                                                    941,063

                                                                                                                         9,966,308
                                                                                                              --------------------

Communications - 8.54%
         182,440  Crown Castle International Corporation+                                                                2,929,986
          68,900  Equinix Incorporated+                                                                                  2,917,226
          30,900  Leap Wireless International Incorporated+                                                                804,945
         146,500  Nextel Partners Incorporated Class A+                                                                  3,217,140
          92,002  NII Holdings Incorporated Class B+                                                                     5,290,115

                                                                                                                        15,159,412
                                                                                                              --------------------

Construction Special Trade Contractors - 0.50%
         116,800  Quanta Services Incorporated+                                                                            891,184
                                                                                                              --------------------

Depository Institutions - 1.30%
          83,200  North Fork Bancorporation Incorporated                                                                 2,307,968
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 1.81%
         170,500  Williams Companies Incorporated                                                                        3,207,105
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 10.34%
          96,400  Cree Incorporated+                                                                                     2,096,700
          38,170  Harman International Industries Incorporated                                                           3,376,518
         127,100  Marvell Technology Group Limited+                                                                      4,873,014
         482,100  MRV Communications Incorporated+                                                                       1,557,183
          91,700  Network Appliance Incorporated+                                                                        2,536,422
          90,600  Tessera Technologies Incorporated+                                                                     3,916,638

                                                                                                                        18,356,475
                                                                                                              --------------------

Food & Kindred Products - 1.04%
          23,900  Molson Coors Brewing Company                                                                           1,844,363
                                                                                                              --------------------

Health Services - 1.35%
          68,890  Community Health Systems+                                                                              2,404,950
                                                                                                              --------------------

Home Furniture, Furnishings & Equipment Stores - 1.35%
          65,400  Williams-Sonoma Incorporated+                                                                          2,403,450
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 2.12%
          34,400  Great Wolf Resorts Incorporated+                                                                         858,280
         126,150  Hilton Hotels Corporation                                                                              2,819,452
           1,800  Las Vegas Sands Corporation+                                                                              81,000

                                                                                                                         3,758,732
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 0.90%
          66,000  Grant Prideco Incorporated+                                                                            1,594,560
                                                                                                              --------------------

Insurance Agents, Brokers & Service - 1.47%
          75,900  Labone Incorporated+                                                                                   2,617,032
                                                                                                              --------------------

Insurance Carriers - 1.95%
          60,800  PacifiCare Health Systems Incorporated+                                                                3,460,736
                                                                                                              --------------------

Leather & Leather Products - 1.28%
          40,250  Coach Incorporated+                                                                                    2,279,358
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.36%
          32,500  Advanced Medical Optics Incorporated+                                                                  1,176,825
         124,600  American Medical Systems Holdings Incorporated+                                                        2,140,628
          42,530  Dentsply International Incorporated                                                                    2,314,057
          68,200  Fisher Scientific International Incorporated+                                                          3,881,944

                                                                                                                         9,513,454
                                                                                                              --------------------

Metal Mining - 2.70%
          94,000  Goldcorp Incorporated                                                                                  1,335,740
         218,800  Pan American Silver Corporation+                                                                       3,469,074

                                                                                                                         4,804,814
                                                                                                              --------------------

Miscellaneous Retail - 6.99%
         267,164  Marvel Enterprises Incorporated+                                                                       5,343,280
          66,100  Michaels Stores Incorporated                                                                           2,399,430
          65,639  Petsmart Incorporated                                                                                  1,887,121
         110,156  Priceline.com Incorporated+                                                                            2,775,931

                                                                                                                        12,405,762
                                                                                                              --------------------

Motion Pictures - 0.93%
         149,570  Lions Gate Entertainment Corporation+                                                                  1,652,749
                                                                                                              --------------------

Oil & Gas Extraction - 10.08%
          72,600  Canadian Natural Resources Limited                                                                     4,125,132
         167,900  Chesapeake Energy Corporation                                                                          3,683,726
          62,100  Edge Petroleum Corporation+                                                                            1,028,376
          51,200  Ensco International Incorporated                                                                       1,928,192
          32,700  Noble Corporation                                                                                      1,838,067
          35,100  Noble Energy Incorporated                                                                              2,387,502
         107,450  Pioneer Drilling Company+                                                                              1,479,587
          57,300  Pride International Incorporated+                                                                      1,423,332

                                                                                                                        17,893,914
                                                                                                              --------------------

Paper & Allied Products - 0.51%
          39,200  Pactiv Corporation+                                                                                      915,320
                                                                                                              --------------------

Primary Metal Industries - 2.70%
         160,200  General Cable Corporation+                                                                             1,933,614
          37,200  Precision Castparts Corporation                                                                        2,864,772

                                                                                                                         4,798,386
                                                                                                              --------------------

Real Estate - 1.50%
          39,500  St. Joe Company                                                                                        2,658,350
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.51%
         168,900  Ameritrade Holding Corporation+                                                                        1,724,469
          16,200  T Rowe Price Group Incorporated                                                                          961,956

                                                                                                                         2,686,425
                                                                                                              --------------------

Textile Mill Products - 0.82%
          47,000  Albany International Corporation Class A                                                               1,451,360
                                                                                                              --------------------

Transportation Equipment - 3.83%
          58,000  Autoliv Incorporated                                                                                   2,763,700
         201,900  Gencorp Incorporated+                                                                                  4,038,000

                                                                                                                         6,801,700
                                                                                                              --------------------

Transportation Services - 1.00%
          33,100  Expeditors International of Washington Incorporated                                                    1,772,505
                                                                                                              --------------------

Water Transportation - 2.17%
          86,400  Royal Caribbean Cruises Limited                                                                        3,861,216
                                                                                                              --------------------

Total Common Stocks (Cost $150,359,351)                                                                                174,100,367
                                                                                                              --------------------

Short-Term Investments - 4.10%*

Mutual Fund
       7,278,920  Wells Fargo Money Market Trust~                                                                        7,278,920
                                                                                                              --------------------

Total Short-Term Investments (Cost $7,278,920)                                                                           7,278,920
                                                                                                              --------------------

Total Investments in Securities
(Cost $157,638,271)                                      102.13%                                               $       181,379,287

Other Assets and Liabilities, Net                         (2.13)                                                        (3,788,523)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       177,590,764
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Discovery Fund, Inc., on behalf of Strong Discovery Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005